Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Interest income:
Loans, including fees (Note 4)	¥ 1,595,097		¥ 1,664,821		¥ 1,914,705
Deposits in other banks	39,963		29,188		26,697
Investment securities:
Interest	307,812		320,067		305,080
Dividends	104,634		169,667		167,862
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	139,320
Trading account assets	315,742		305,214		307,958
Call loans and funds sold	6,918		5,613		4,110
Receivables under resale agreements and securities borrowing transactions	86,470		55,574		31,454
Total	2,595,956		2,550,144		2,757,866
Interest expense:
Deposits	228,858		256,190		353,869
Call money and funds purchased	8,157		5,931		5,683
Payables under repurchase agreements and securities lending transactions	86,947		66,728		53,548
Due to trust account	647		807		6,119
Other short-term borrowings, and trading account liabilities	61,657		62,829		65,754
Long-term debt	253,873		278,188		289,427
Total	640,139		670,673		774,400
Net interest income	1,955,817		1,879,471		1,983,466
Provision for credit losses (Note 4)	223,809		292,035		647,793
Net interest income after provision for credit losses	1,732,008		1,587,436		1,335,673
Non-interest income:
Fees and commissions income (Note 25)	1,099,963		1,128,358		1,139,543
Foreign exchange gains-net (Note 26)	34,302		260,683		216,720
Trading account profits-net (Note 26)	667,285		133,905		761,472
Investment securities gains-net (Note 3)	19,384	[1]	121,803	[1]	223,030	[1]
Equity in losses of equity method investees-net (Note 2)	(499,427)		(113,017)		(83,893)
Gains on sales of loans (Note 4)	15,645		14,558		21,232
Other non-interest income (Note 18)	103,424		148,532		191,307
Total	1,440,576		1,694,822		2,469,411
Non-interest expense:
Salaries and employee benefits (Note 13)	900,144		863,996		908,213
Occupancy expenses-net (Notes 5 and 24)	150,808		162,498		171,098
Fees and commissions expenses	204,734		212,460		196,515
Outsourcing expenses, including data processing	191,089		194,842		215,397
Depreciation of premises and equipment (Note 5)	94,777		99,661		120,268
Amortization of intangible assets (Note 6)	212,229		219,980		225,000
Impairment of intangible assets (Note 6)	30,986		26,566		12,400
Insurance premiums, including deposit insurance	115,376		113,892		112,539
Communications	49,276		53,048		57,064
Taxes and public charges	65,641		65,882		69,073
Provision for repayment of excess interest (Notes 1 and 24)	37		85,709		44,808
Impairment of goodwill (Note 6)					461
Other non-interest expenses (Notes 4, 5, 6 and 18)	307,545		361,912		375,224
Total	2,322,642		2,460,446		2,508,060
Income before income tax expense	849,942		821,812		1,297,024
Income tax expense (Note 7)	429,191		433,625		413,105
Net income before attribution of noncontrolling interests	420,751		388,187		883,919
Net income (loss) attributable to noncontrolling interests	4,520		(64,458)		15,257
Net income attributable to Mitsubishi UFJ Financial Group	416,231		452,645		868,662
Income allocated to preferred shareholders:
Cash dividends paid	17,940		20,940		21,678
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 398,291		¥ 431,705		¥ 846,984
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20):
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17		¥ 30.55		¥ 68.72
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09		¥ 30.43		¥ 68.59

[1]	The following credit losses are included in Investment securities gains—net: ¥27,962 million, ¥17,495 million and ¥11,704 million; Other changes in equity from nonowner sources - Net ¥1,860 million, ¥2,993 million and ¥2,078 million; Total credit losses ¥29,822 million, ¥20,488 million and ¥13,782 million, March 31, 2010, 2011 and 2012, respectively.